PIMCO ETF Trust

Supplement Dated October 21, 2019 to the Index Exchange-Traded Funds Prospectus

dated October 31, 2018, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each Fund’s portfolio is jointly and primarily managed by Matt Dorsten and Graham Rennison. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Matt Dorsten and Graham Rennison. Mr. Dorsten is an Executive Vice President of PIMCO and Mr. Rennison is a Senior Vice President of PIMCO. Mr. Dorsten has jointly and primarily managed the Fund since December 2015. Mr. Rennison has jointly and primarily managed the Fund since October 2018.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Manager” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO 1-3 Year U.S. Treasury Index

Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S.
Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index

Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index

Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index

Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate
Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate

Bond Index Exchange-Traded Fund

	Matt Dorsten	12/15	Executive Vice President, PIMCO. Mr. Dorsten is a member of the quantitative portfolio management group, focusing on quantitative strategy and passive replication. Mr. Dorsten joined PIMCO in 2006.

PIMCO 1-3 Year U.S. Treasury Index

Exchange-Traded Fund

PIMCO 25+ Year Zero Coupon U.S.
Treasury Index Exchange-Traded Fund

PIMCO 1-5 Year U.S. TIPS Index

Exchange-Traded Fund

PIMCO 15+ Year U.S. TIPS Index

Exchange-Traded Fund

PIMCO Broad U.S. TIPS Index

Exchange-Traded Fund

PIMCO 0-5 Year High Yield Corporate
Bond Index Exchange-Traded Fund

PIMCO Investment Grade Corporate
Bond Index Exchange-Traded Fund

	Graham Rennison	10/18

Senior Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_102119

PIMCO ETF Trust

Supplement Dated October 21, 2019 to the Statement of Additional Information

dated October 31, 2018, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each Fund’s portfolio is jointly and primarily managed by Matt Dorsten and Graham Rennison.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective October 21, 2019, each of the PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund, and PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund is jointly and primarily managed by Matt Dorsten and Graham Rennison.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_102119